Recoverable Taxes - Summary of Recoverable Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Recoverable Taxes [Abstract]
Income tax recoverable	$ 5,259	$ 2,643
Other recoverable taxes	413	509
Recoverable Taxes	$ 5,672	$ 3,152